Derivative Assets And Liabilities Subject To Enforceable Master Netting Arrangement (Detail) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross amounts recognized, derivatives assets		$ 1,386,720	$ 1,057,168
Net amounts presented in the balance sheet, derivatives assets		1,388,190	1,059,031
Gross amounts recognized, derivatives liabilities		(913,107)	(635,634)
Net amounts presented in the balance sheet, derivatives liabilities		(915,147)	(635,634)
Gross amounts recognized, net derivatives		(1,498)	367
Derivative Assets
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross amounts recognized, derivatives assets		1,386,720	1,056,623
Gross amounts offset in the balance sheet, derivatives assets		0	0
Net amounts presented in the balance sheet, derivatives assets		1,386,720	1,056,623
Gross amounts not offset in the balance sheet, financial instruments, derivative assets	[1]	(855,461)	(615,349)
Gross amounts not offset in the balance sheet, collateral pledged/received		(485,646)	(395,913)
Net amount, derivatives assets		45,613	45,361
Derivative liability
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross amounts recognized, derivatives liabilities		(913,107)	(635,634)
Gross amounts offset in the balance sheet, derivatives liabilities		0	0
Net amounts presented in the balance sheet, derivatives liabilities		(913,107)	(635,634)
Gross amounts not offset in the balance sheet, financial instruments, derivative liabilities	[1]	855,461	615,349
Gross amounts not offset in the balance sheet, collateral pledged/received		134,000	37,092
Net amount, derivatives liabilities		76,354	16,807
Derivative
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross amounts recognized, net derivatives		473,613	420,989
Net amounts presented in the balance sheet, net derivatives		473,613	420,989
Gross amounts not offset in the balance sheet, collateral pledged/received		(351,646)	(358,821)
Net amount		$ 121,967	$ 62,168

[1]	(1) Represents the amount of assets or liabilities that could be offset by liabilities or assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Consolidated Balance Sheets.